Consolidated Statements of Loss and Comprehensive Loss $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2024 CAD ($) shares
Consolidated Statements of Loss and Comprehensive Loss
Research and development ("R&D")	$ 18,426	$ 14,359	$ 19,603
General and administrative ("G&A")	8,033	6,039	8,205
TOTAL OPERATING EXPENSES:	(26,459)	(20,398)	(27,808)
OTHER INCOME AND EXPENSES
Finance income	1,360	1,003	1,371
Impairment of intangible asset		(2,905)	(3,961)
Loss on derivative financial instruments		(3)	(2)
Foreign exchange gain	398	1,669	2,301
NET LOSS BEFORE INCOME TAXES | $	(24,701)	(20,634)
Income tax expense | $	(172)
NET LOSS FOR THE YEAR	(24,873)	(20,634)	(28,099)
Item that may be reclassified to net loss
Foreign currency translation adjustment	17	(2,099)	(202)
TOTAL COMPREHENSIVE LOSS	$ (24,856)	$ (22,733)	$ (28,301)
Basic loss per Common Share (in dollars per share)	$ (1.7)	$ (2.16)
Diluted loss per Common Share (in dollars per share)	(1.7)	(2.16)
Basic loss per Pre-Funded Warrant (in dollars per share)	0	0
Diluted loss per Pre-Funded Warrant (in dollars per share)	$ 0	$ 0
Weighted average number of Common Shares, basic (in shares) | shares	14,595,771	9,564,862	9,564,862
Weighted average number of Common Shares, diluted (in shares) | shares	14,595,771	9,564,862	9,564,862